CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Revenues from mining operations	$ 420,422	$ 472,934
COSTS, EXPENSES AND OTHER INCOME
Production (exclusive of amortization shown separately below)	230,053	215,035
Exploration and corporate development	8,571	23,108
Amortization of property, plant and mine development (note 5)	70,071	64,553
General and administrative (note 15)	37,320	33,928
Impairment loss on available-for-sale securities (note 8)	10,995
Interest expense (note 9)	13,916	14,447
Interest and sundry expense (income)	212	(269)
Gain on derivative financial instruments (notes 4 and 10)	(2,982)	(895)
Foreign currency translation loss	3,658	15,517
Income before income and mining taxes	48,608	107,510
Income and mining taxes	24,749	28,962
Net income for the period	23,859	78,548
Net income per share - basic (note 6) (in dollars per share)	$ 0.14	$ 0.46
Net income per share - diluted (note 6) (in dollars per share)	$ 0.14	$ 0.46
Cash dividends declared per common share (in dollars per share)		$ 0.20
COMPREHENSIVE INCOME
Net income for the period	23,859	78,548
Available-for-sale securities (notes 4 and 8):
Unrealized loss	(173)	(15,019)
Reclassification to impairment loss on available-for-sale securities	10,995
Derivative financial instruments (notes 4 and 10):
Unrealized gain	81	7,274
Reclassification to production costs		(510)
Reclassification to interest expense	10
Pension benefits:
Reclassification to general and administrative expense	131	224
Income tax impact of reclassification items	(37)	75
Income tax impact of other comprehensive income (loss) items	(19)	(1,919)
Other comprehensive income (loss) for the period	10,988	(9,875)
Comprehensive income for the period	$ 34,847	$ 68,673